UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

(Check One):  [X] Form 10-K   [ ] Form 20-F [ ] Form 11-K  [ ] Form 10-Q
              [ ] Form N-SAR

                      For Period Ended: December 31, 2004

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
    For the Transition Period Ended:

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:


PART I - REGISTRANT INFORMATION

Long Island Physician Holdings Corporation
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Full Name of Registrant

N/A
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Former Name if Applicable

One Huntington Quadrangle Suite 4C-01
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Address of Principal Executive Office (Street and Number)

Melville, New York  11747
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City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

      (a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

      (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form [ N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed ] due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

      (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     The Registrant's majority-owned subsidiary, MDNY Healthcare, Inc. ("MDNY"), is subject to certain state-regulated risk allocation pools ("Stabilization Pools") created by the New York State Insurance Department ("NYSID"). The Stabilization Pools are designed to encourage insurers to remain in or enter the small group and individual health insurance markets and protect all insurers and health maintenance organizations ("HMO") in those markets from extreme losses due to open enrollment of persons for coverage who are very ill or have a history of poor health. Certain insurers and HMOs participating in those markets in New York State either make payments to or receive payments from the Stabilization Pools based upon criteria stated in NYSID Regulation 146, as amended ("Regulation 146").

     For years up to and including 1999, two separate pools are in operation. The first pool (Demographic) used an age/sex relative morbidity table to measure the relative risk for each insurer and HMO with respect to the demographic characteristics of the persons covered by that insurer or HMO. The second pool (Specified Medical Condition) used a list of specified, high-cost medical conditions ("SMC"), which was intended to protect insurers and HMOs from part of the adverse financial effects of covering a disproportionate number of people with such conditions. For the years 1999 and after, a single pool operates based on the experience of each insurer with respect to specified medical conditions using new methodology under Regulation 146.

     In January 2005, at the direction of NSYID, a limited scope audit was performed by Alicare, Inc., an outside consultant engaged by NYSID ("Alicare"), on MDNY's data submissions for years 1999 to 2003 with respect to the Stabilization Pools. During this audit, Alicare released to MDNY preliminary regional factors for years 1999-2004, which, when compared to MDNY's average risk factors, would determine whether MDNY would receive payments from or make payments to the Stabilization Pools. Based upon these regional factors, MDNY had an estimated obligation of up to $30 million to the Stabilization Pools with respect to such years. In February 2005, MDNY disputed the assessment in writing, stating that certain aspects of NYSID's methodology were flawed, that not all insurers and HMOs had consistently applied the criteria used to determine the eligibility of SMC claims and that NYSID had failed to ensure such consistent application. MDNY requested that NYSID review such methodology, and in light of MDNY's objections, allow MDNY to resubmit its data for such years reflecting higher average risk scores proposed by MDNY.

     On April 5, 2005, Alicare advised MDNY that MDNY will receive $314,863 from the Stabilization Pools with respect to 1998, and that Alicare's preliminary calculations showed that MDNY will receive approximately $1.1 million with respect to 1999 and 2000. On April 7, 2005, Alicare orally advised MDNY that, because MDNY previously contributed to the Stabilization Pools in 1999, 77% of such $1.1 million would be paid to MDNY under the original SMC pool for 1999 and 22% would be used to offset amounts due to the new SMC pool under Regulation 146.

     On April 8, 2005, NYSID notified MDNY ("Contribution Notice") that Alicare had calculated the results of the SMC pool data submissions for the period 1999 through 2004. The Contribution Notice and related invoices summarize MDNY's estimated net calculated contribution for each such year as follows, based on 5% of MDNY's incurred claims for such year pursuant to Regulation 146, and provide that net payments are due by May 15, 2005:

         1999     $2,593,889
         2000     $4,511,036
         2001     $4,913,465
         2002     $5,073,270
         2003     $5,612,751
         2004     $4,807,861

     On April 12, 2005, MDNY had further discussions with the State regarding the methodology flaws and the that the lack of consistent criteria in the data selection process in determining an SMC claim was still a serious outstanding issue. MDNY was still prohibited from resubmitting more inclusive data that would affect its average relative factors. MDNY further stressed the negative impact of a $27.5 million obligation would have on the financial condition of the Company and its prospects of finding a potential investor or buyer. The State acknowledged there is still some uncertainty as to the final outcome of these Pools and would like to jointly pursue working out a plan to resolve the issue. MDNY anticipates that it will meet representatives of NYSID to discuss such comments and concerns during the second half of April 2005

     On April 14, 2005, the NYSID notified MDNY that the payment due dates for the invoices was extended to May 16, 2005 and further advised that the payment for calendar year 2004 was postponed until further notice

     In light of the continued dispute and uncertainty regarding MDNY's potential obligations to the Stabilization Pools and the related regulatory and financial statement disclosure implications, the Registrant was unable to complete its Annual Report on Form 10-K for the year ended December 31, 2004 prior to the scheduled filing date.

PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

         Concetta Pryor                 (631)               454-1900
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              (Name)                 (Area Code)        (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [X] Yes [ ] No


(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes [ ] No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     The Registrant reported a net loss for the year ended December 31, 2004 of approximately $(695,000) compared to a net profit of $1,010,000 for 2003. . The impact of SMC obligations would increase the net loss at December 31, 2004 to approximately $(26,892,856). As of December 31, 2004, MDNY reported a net operating loss of $(1.1) million and statutory net worth of $5.3 million compared to a net profit of approximately $1.3 million and a statutory net worth of $6.3 for 2003. Recording the impact of the SMC obligations at December 31, 2004 would increase MDNY's reported net loss to $(28,628,712) and reduce MDNY's statutory net worth to $(22,168,794). Loss per share at December 31, 2004 would increase from $(119) per share to $(3,276) per share.

     MDNY's contingent reserve requirement at December 31, 2004 was $6.7 million and $7.6 at December 31, 2003. (NYSID reserve requirements are calculated based upon the greater of the contingent reserve or escrow deposit. The contingent reserve is calculated by incrementally adding 1% of premiums written not to exceed 5% (i.e., $6.7 million)). The escrow deposit is calculated as 5% of the following year's expected medical costs. MDNY's contingent reserve is currently capped at 5% of the current years billed premium. MDNY was deficient in its contingent reserve by $1.3 million and $1.4 million at December 31, 2004 and 2003 respectively. Reporting the impact of the SMC obligations would make MDNY deficient in its statutory reserves by approximately $29 million at December 31, 2004.


                    LONG ISLAND PHYSICAN HOLDINGS CORPORATION
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: April 14, 2005            By: /s/ Concetta Pryor
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                                    Concetta Pryor
                                    Chief Financial Officer